Subordinated liabilities - Disclosure of subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subordinated liabilities [abstract]
Subordinated liabilities, beginning balance	£ 10,494	£ 11,423
Issuances	1,870	1,523	£ 1,477
Redemptions	(476)	(2,239)
Other	33	(213)
Subordinated liabilities, ending balance	£ 11,921	£ 10,494	£ 11,423